Investments (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment Details 1Abstract
Opening balance	$ 280,450	$ 286,698
Release of provision for investment in debt securities	(12,827)	(6,248)
Ending balance	$ 267,623	$ 280,450